Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Jan. 21, 2022
Skillslive
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Paid in cash		$ 1,071
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 5,301
Additions	1,071
Effects of foreign exchange	(100)
Balance at end of period	$ 6,272